CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Total	Common Stock	Additional Paid In Capital	Accumulated Surplus	Accumulated Other Comprehensive Income/(Loss)
Balance, shares at Dec. 31, 2020		171,218,152
Balance, amount at Dec. 31, 2020	$ 6,662,154	$ 10,779,574	$ (5,011,891)	$ 760,787	$ 133,684
Net profit for the year	751,571	0	0	751,571	0
Foreign currency translation loss	(233,946)	$ 0	0	0	(233,946)
Balance, shares at Dec. 31, 2021		171,218,152
Balance, amount at Dec. 31, 2021	7,179,779	$ 10,779,574	(5,011,891)	1,512,358	(100,262)
Net profit for the year	17,066			17,066
Foreign currency translation loss	(68,776)				(68,776)
Balance, shares at Mar. 31, 2022		171,218,152
Balance, amount at Mar. 31, 2022	7,128,069	$ 10,779,574	(5,011,891)	1,529,424	(169,038)
Balance, shares at Dec. 31, 2021		171,218,152
Balance, amount at Dec. 31, 2021	7,179,779	$ 10,779,574	(5,011,891)	1,512,358	(100,262)
Net profit for the year	(355,966)	0	0	(355,966)	0
Foreign currency translation loss	(308,800)	0	0	0	(308,800)
Issuance of shares, amount	150,000	$ 150,000
Issuance of shares, shares		2,500,000
Balance, shares at Dec. 31, 2022		173,718,152
Balance, amount at Dec. 31, 2022	6,665,013	$ 10,929,574	(5,011,891)	1,156,392	(409,062)
Net profit for the year	(69,066)			(69,066)
Foreign currency translation loss	(39,039)				(39,039)
Balance, shares at Mar. 31, 2023		173,718,152
Balance, amount at Mar. 31, 2023	$ 6,556,908	$ 10,779,574	$ (5,011,891)	$ 1,087,326	$ (448,101)